UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-3420

      OPPENHEIMER INTEGRITY FUNDS, CONSISTING OF OPPENHEIMER CORE BOND FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--9.7%
------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates, Series
2002-HE7, Cl. A2B, 4.998%, 11/25/35 1                                               $    2,030,000      $      2,031,251
------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 4.836%, 4/20/08 1                                                                  960,000               960,676
------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations, Series
2006-R2, Cl. A2A, 4.80%, 3/25/36 1                                                         530,000               529,353
------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2005-A, Cl. A2,
3.66%, 12/26/07                                                                          1,922,043             1,916,789
------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                    3,070,000             3,006,580
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                     741,629               741,019
------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                      55,356                55,191
Series 2005-A, Cl. AF3, 4.14%, 3/25/28                                                   4,150,000             4,086,256
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                     350,881               349,062
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                  1,445,213             1,435,264
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                  3,257,658             3,239,838
Series 2005-D, Cl. AV2, 5.088%, 10/25/35 1                                               3,640,000             3,642,767
------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity Mtg.
Obligations, Series 2003-2, Cl. 2A2, 5.098%, 2/25/33 1                                   3,044,927             3,053,217
------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series 2004-DFS,
Cl. A2, 2.66%, 11/20/06                                                                    252,952               252,738
------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                               460,000               439,935
------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2005-WF2, Cl. AF2, 4.922%,
8/25/35 1                                                                                4,458,955             4,415,537
------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                                  4,360,000             4,458,984
------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 5.188%, 2/25/33 1                                                    48,808                48,931
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                              1,801,724             1,791,237
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                              1,450,000             1,442,481
Series 2005-17, Cl. 1AF1, 5.018%, 5/25/36 1                                              2,910,509             2,912,218
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                970,000               964,640
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                       505,777               505,520
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                     1,152,125             1,150,014
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                    3,246,849             3,240,042
------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates, Series
2004-3, Cl. AF2, 3.80%, 7/25/34 1                                                        1,762,324             1,756,262
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity
Receivables, Series 2005-FF10, Cl. A3, 5.028%, 11/25/35 1                                5,840,000             5,843,599
------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                   3,850,000             3,805,408
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                    2,247,130             2,243,130
------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations, Series              435,648               434,916
2005-1, Cl. A2, 3.21%, 5/21/07


1                        |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.036%, 1/20/35 1                                            $    2,603,921      $      2,606,287
------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 1                                                3,406,260             3,400,150
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                 2,688,513             2,678,986
Series 2005-10, Cl. 2-A3B, 5.55%, 12/25/06                                               2,579,866             2,555,779
------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series
2001-1A, Cl. A1, 8.33%, 4/25/31 3                                                        1,797,718             1,828,369
------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7,
Cl. C7, 6.099%, 3/15/16 1                                                                4,380,000             4,666,308
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Home Equity Asset-Backed Securities:
Series 2004-WMC2, Cl. A2A, 5.058%, 12/25/34 1                                              661,611               662,115
Series 2005-WMC2, Cl. A2B, 4.998%, 4/25/36 1                                             4,150,000             4,153,888
------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO, Home Equity Pass-Through Certificates, Series 1999-I,
Cl. ECFD, 1.079%, 1/25/29 3                                                              1,750,658               402,651
------------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, Home Equity Mtg. Obligations, Series
2004-2, Cl. A3, 5.068%, 8/25/34 1                                                        2,120,846             2,122,628
------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations, Series 2005-B,
Cl. A2, 4.03%, 4/15/08                                                                   1,976,420             1,971,431
------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                                                840,000               830,888
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                                                 620,000               611,142
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 1                                               1,110,000             1,096,630
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                  1,520,000             1,511,046
------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                      2,530,000             2,514,978
------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                        3,376,579             3,356,468
------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Obligations, Series 2003-25XS,
Cl. A4, 4.51%, 8/25/33                                                                     771,959               766,977
------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities, Series 2001-A, 6.79%,
6/1/10                                                                                   1,230,000             1,267,318
------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities, Series
2005-A, Cl. A2, 3.52%, 4/20/07                                                           1,569,311             1,565,523
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates, Series
2004-2, Cl. AI1B, 2.94%, 9/25/18 1                                                         851,793               846,709
------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates, Series 2004-1,
Cl. A2A, 2.59%, 5/15/07                                                                    504,071               503,089
                                                                                                        ----------------
Total Asset- Backed Securities (Cost $104,250,722)                                                           102,672,215
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--71.5%
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--59.8%
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--59.7%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9, Cl. 2A2,
7%, 2/25/44 3                                                                            2,250,821             2,326,084
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                           28,849,789            27,586,031
4.50%, 5/1/19 4                                                                            403,912               385,956


2                        |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
5%, 6/1/33                                                                          $    1,417,077      $      1,352,705
5%, 4/1/36 4                                                                            13,591,000            12,932,679
6%, 5/1/18-10/1/29                                                                       7,809,513             7,857,340
6.50%, 4/1/18-4/1/34                                                                     3,995,479             4,088,112
7%, 7/1/21-3/1/35                                                                       14,623,803            15,078,734
8%, 4/1/16                                                                                 891,747               946,910
9%, 3/1/17-5/1/25                                                                          259,919               280,112
12.50%, 4/1/14                                                                               1,696                 1,865
13.50%, 11/1/10                                                                              3,766                 4,144
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg. Participation
Certificates:
Series 2046, Cl. G, 6.50%, 4/15/28                                                         447,258               455,827
Series 2453, Cl. BD, 6%, 5/15/17                                                         1,932,521             1,956,730
Series 2723, Cl. MC, 7%, 3/15/32                                                         2,647,940             2,721,622
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2034, Cl. Z, 6.50%, 2/15/28                                                          57,737                58,846
Series 2053, Cl. Z, 6.50%, 4/15/28                                                          63,563                64,719
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                         73,047                74,192
Series 2075, Cl. D, 6.50%, 8/15/28                                                         748,916               762,694
Series 2080, Cl. Z, 6.50%, 8/15/28                                                          49,072                49,721
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                      1,266,478             1,289,554
Series 2387, Cl. PD, 6%, 4/15/30                                                            44,846                44,948
Series 2456, Cl. BD, 6%, 3/15/30                                                           208,238               208,154
Series 2500, Cl. FD, 5.249%, 3/15/32 1                                                     535,905               538,976
Series 2526, Cl. FE, 5.149%, 6/15/29 1                                                     765,424               767,174
Series 2551, Cl. FD, 5.149%, 1/15/33 1                                                     599,656               606,004
Series 2583, Cl. KA, 5.50%, 3/15/22                                                      1,748,536             1,746,889
Series 2691, Cl. MG, 4.50%, 10/15/33                                                       256,000               225,407
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                                                              45,675                45,566
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, Series 2195, Cl. LH, 6.50%, 10/15/29               3,469,151             3,527,291
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.211%, 6/1/26 5                                                      980,437               220,390
Series 183, Cl. IO, 9.027%, 4/1/27 5                                                     1,479,714               342,545
Series 184, Cl. IO, 14.992%, 12/1/26 5                                                   1,622,800               358,429
Series 192, Cl. IO, 15.226%, 2/1/28 5                                                      393,920                84,935
Series 200, Cl. IO, 13.531%, 1/1/29 5                                                      463,529               108,363
Series 206, Cl. IO, (9.315)%, 12/1/29 5                                                    554,147               127,140
Series 2003-118, Cl. S, 15.622%, 12/25/33 5                                              8,672,822             1,017,882
Series 2130, Cl. SC, 2.626%, 3/15/29 5                                                   1,081,896                71,609
Series 2134, Cl. SB, 6.735%, 3/15/29 5                                                   1,120,698                72,935
Series 2796, Cl. SD, 6.247%, 7/15/26 5                                                   1,694,599               113,094
Series 2920, Cl. S, 5.788%, 1/15/35 5                                                    7,253,032               327,055
Series 3000, Cl. SE, 9.315%, 7/15/25 5                                                   9,766,273               321,927
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.712%, 6/1/26 6                                             419,026               338,824


3                        |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn.:
5%, 6/1/18-4/1/33                                                                   $    9,902,298      $      9,658,869
5%, 9/1/33-5/1/36 4                                                                    106,975,395           101,896,807
5.50%, 3/1/33-1/1/34                                                                    70,761,966            69,232,320
5.50%, 4/1/21-5/25/36 4                                                                 59,468,000            58,404,673
6%, 8/1/16-11/1/32                                                                      57,658,896            58,190,230
6%, 4/1/21 4                                                                               130,000               131,747
6.50%, 10/1/30-11/1/31                                                                   5,481,644             5,621,157
6.50%, 1/1/34-5/1/36 4                                                                  38,740,000            39,478,462
7%, 1/1/09-3/1/36                                                                       40,657,328            41,930,304
7%, 4/1/36 4                                                                            13,153,000            13,547,590
7.50%, 2/1/08-8/1/33                                                                    17,543,436            18,349,690
8%, 8/1/17                                                                                   9,097                 9,266
8.50%, 7/1/32                                                                              113,038               121,832
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1, Cl. A2,
7%, 11/25/31                                                                             2,522,366             2,584,413
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                           35,649                36,170
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                       591,489               604,334
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                          210,693               216,705
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                          26,177                26,318
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                   3,565,264             3,645,851
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                         602,363               604,607
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                         327,664               328,094
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                         132,903               132,783
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                        5,818,326             5,885,035
Trust 2002-77, Cl. WF, 5.176%, 12/18/32 1                                                  907,974               915,590
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                    6,305,000             6,110,065
Trust 2003-21, Cl. FK, 5.218%, 3/25/33 1                                                    52,121                52,600
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                    8,316,000             8,055,177
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                    1,492,000             1,461,767
Trust 2004-38, Cl. FT, 5.248%, 10/25/33 1                                                9,189,070             9,212,679
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                      2,603,000             2,508,465
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                    2,480,000             2,359,879
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                    1,260,000             1,150,869
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                  2,450,000             2,342,011
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                                 11,700,000            11,308,280
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                 10,000,000             9,641,137
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-38, Cl. SO, 1.668%, 4/25/32 5                                                   578,548                32,699
Trust 2002-47, Cl. NS, 3.287%, 4/25/32 5                                                 2,023,730               181,387
Trust 2002-51, Cl. S, 3.433%, 8/25/32 5                                                  1,858,231               163,655
Trust 2002-77, Cl. IS, 5.116%, 12/18/32 5                                                  985,674                92,697
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:


4                        |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 222, Cl. 2, 14.045%, 6/1/23 5                                                 $    3,203,529      $        750,286
Trust 240, Cl. 2, 15.93%, 9/1/23 5                                                       3,799,507               888,473
Trust 247, Cl. 2, 14.185%, 10/1/23 5                                                       283,874                71,512
Trust 252, Cl. 2, 10.301%, 11/1/23 5                                                     2,825,167               668,299
Trust 254, Cl. 2, 3.198%, 1/1/24 5                                                       4,899,907             1,198,813
Trust 273, Cl. 2, 15.022%, 8/1/26 5                                                        737,234               165,898
Trust 301, Cl. 2, 7.688%, 4/1/29 5                                                       1,833,405               413,682
Trust 303, Cl. IO, (3.476)%, 11/1/29 5                                                     237,063                57,320
Trust 319, Cl. 2, 10.735%, 2/1/32 5                                                        761,251               194,536
Trust 321, Cl. 2, 8.33%, 4/1/32 5                                                        4,677,387             1,189,981
Trust 322, Cl. 2, 15.749%, 4/1/32 5                                                      8,312,178             2,000,627
Trust 324, Cl. 2, 4.782%, 7/1/32 5                                                       3,685,651               896,739
Trust 329, Cl. 2, 10.542%, 1/1/33 5                                                      3,634,350               897,452
Trust 331, Cl. 9, 1.903%, 2/1/33 5                                                       2,224,319               500,021
Trust 333, Cl. 2, 10.49%, 4/1/33 5                                                      29,741,721             7,390,470
Trust 334, Cl. 17, 10.81%, 2/1/33 5                                                        380,660                87,115
Trust 338, Cl. 2, 9.507%, 7/1/33 5                                                      17,042,046             4,220,333
Trust 346, Cl. 2, 10.124%, 12/1/33 5                                                    11,454,408             2,809,100
Trust 350, Cl. 2, 11.924%, 3/1/34 5                                                     10,499,843             2,573,641
Trust 2001-65, Cl. S, 15.612%, 11/25/31 5                                                4,523,817               398,441
Trust 2001-81, Cl. S, 4.996%, 1/25/32 5                                                    826,784                70,332
Trust 2002-9, Cl. MS, 5.359%, 3/25/32 5                                                     66,395                 5,976
Trust 2002-41, Cl. S, 21.403%, 7/25/32 5                                                 5,399,999               426,905
Trust 2002-52, Cl. SD, 1.196%, 9/25/32 5                                                 2,250,353               200,980
Trust 2002-75, Cl. SA, 16.458%, 11/25/32 5                                               3,890,972               356,372
Trust 2002-77, Cl. SH, 8.62%, 12/18/32 5                                                 1,055,101                88,965
Trust 2002-84, Cl. SA, 17.093%, 12/25/32 5                                                 270,126                25,041
Trust 2003-4, Cl. S, 15.335%, 2/25/33 5                                                  2,397,069               253,856
Trust 2004-54, Cl. DS, 1.379%, 11/25/30 5                                                  433,834                21,560
Trust 2005-6, Cl. SE, 5.409%, 2/25/35 5                                                  4,916,087               222,809
Trust 2005-19, Cl. SA, 4.455%, 3/25/35 5                                                24,746,237             1,199,839
Trust 2005-40, Cl. SA, 5.117%, 5/25/35 5                                                 4,649,676               217,223
Trust 2005-71, Cl. SA, 12.663%, 8/25/25 5                                                6,239,131               316,940
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 322, Cl. 1, 3.519%, 4/1/32 6                                                       2,672,016             2,037,747
Trust 333, Cl. 1, 4.628%, 4/1/33 6                                                      15,307,116            11,219,978
Trust 338, Cl. 1, 5.022%, 7/1/33 4,6                                                    17,683,818            12,977,357
Trust 1993-184, Cl. M, 5.766%, 9/25/23 6                                                   914,604               744,406
                                                                                                        ----------------
                                                                                                             635,475,353
------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
4.75%, 7/20/25-7/20/27 1                                                                    34,120                34,382
7%, 7/15/09                                                                                 16,612                17,001
8%, 7/15/06-10/15/06                                                                         3,665                 3,684
8.50%, 8/15/17-12/15/17                                                                    334,590               358,341


5                        |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
9%, 2/15/09-6/15/09                                                                 $       15,452      $         16,058
10%, 11/15/09                                                                               19,437                20,438
10.50%, 12/15/17-5/15/21                                                                    29,508                32,801
11%, 10/20/19                                                                               63,459                69,652
12%, 5/15/14                                                                                   340                   385
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, (0.197)%, 1/16/27 5                                              2,061,006               120,065
Series 2002-15, Cl. SM, (2.993)%, 2/16/32 5                                              2,079,754               115,764
Series 2002-76, Cl. SY, 0.958%, 12/16/26 5                                               1,008,866                60,195
Series 2004-11, Cl. SM, (3.207)%, 1/17/30 5                                                360,592                21,878
                                                                                                        ----------------
                                                                                                                 870,644
------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--11.7%
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--9.3%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates, Series
1996-MD6, Cl. A3, 6.839%, 11/13/29 1                                                       800,000               825,254
------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security
Collateralized Mtg. Obligations, Series 1997-D4, Cl. PS1, 4.885%, 4/14/29 5             40,192,203             1,056,010
------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                  2,330,000             2,224,044
Series 2005-2, Cl. A4, 4.783%, 7/10/43 1                                                 4,280,000             4,134,092
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                   3,580,000             3,456,988
Series 2005-6, Cl. A4, 5.182%, 9/10/47 1                                                10,299,000            10,052,876
------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2,
Cl. 2A1, 6.50%, 7/20/32                                                                  2,521,472             2,485,087
------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                   2,057,241             2,078,458
Series 2005-E, Cl. 2A2, 4.978%, 6/25/35 1                                                  589,133               588,433
------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations:
Series 2003-T10, Cl. A1, 4%, 3/13/40                                                       224,773               215,354
Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                                1,300,000             1,264,853
------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 6.711%, 6/22/24 5                           8,487,747               325,265
------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2006-WF1, Cl. A2B, 5.536%,
3/1/36                                                                                   1,150,000             1,150,000
------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-CD1, Cl. A4, 5.226%, 7/15/44 1,7                                4,640,000             4,551,249
------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-J9, Cl. 1A1, 4.998%, 10/25/34 1                                                354,490               354,755
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                  5,185,527             5,227,475
------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates, Series 2005-10, Cl. AF1, 4.978%, 2/25/36 1                                 1,683,842             1,685,175
------------------------------------------------------------------------------------------------------------------------
Credit Suisse Mortgage Capital Certificates, Commercial Mtg. Obligations,
Series 2006-C1, Cl. A4, 5.609%, 12/12/15                                                 4,010,000             4,003,159
------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.577%, 4/29/39 1,2                                             1,742,919             1,745,185
------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                    215,000               208,004
------------------------------------------------------------------------------------------------------------------------


6                        |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                             $    1,850,000      $      1,802,449
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                  2,250,000             2,208,646
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                  1,080,000             1,035,774
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                    869,901               882,943
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                 1,520,000             1,453,465
------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                 2,000,000             1,931,416
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                 2,720,000             2,692,271
------------------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg. Obligations,
Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                                  5,000,000             5,351,246
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                  860,000               833,370
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                               4,530,000             4,496,883
Series 2006-LDP6, Cl. A4, 5.475%, 4/15/43                                                5,340,000             5,282,755
------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                  2,700,000             2,650,923
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. IO, 9.918%, 2/18/30 5                         11,090,287               266,047
------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A, 2.514%,
7/26/24 3                                                                                  219,205               168,788
------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                     3,222,059             3,203,539
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                  4,113,797             4,083,242
------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                              182,000               195,922
------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                  2,037,766             2,025,786
------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1999-C1, Cl. X, (4.624)%, 5/18/32 5                  207,862,889               560,648
------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                 3,830,000             3,747,467
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1                                               2,700,000             2,641,166
------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through Certificates,
Series 2005-AR5, Cl. A1, 4.678%, 5/25/35 1                                               2,584,224             2,579,701
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD, Cl. 2A1,
5.518%, 1/25/35 1                                                                        1,029,484             1,024,148
                                                                                                        ----------------
                                                                                                              98,750,311
------------------------------------------------------------------------------------------------------------------------
OTHER--1.3%
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-C, Cl. A2, 4.24%, 3/15/08                                                    4,349,242             4,334,044
------------------------------------------------------------------------------------------------------------------------
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series 2005-S2, Cl.
3A1, 6.741%, 2/25/32 1                                                                   3,071,061             3,080,368
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                     3,370,000             3,286,450


7                        |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
OTHER CONTINUED
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, 1.192%, 10/23/17 5                      $       16,281      $          3,766
------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series1987-3, Cl. A, 1.843%, 10/23/17 6                               24,096                21,361
------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through Certificates,
Series 2005-AR8, Cl. 2AB1, 5.068%, 7/25/45 1                                             3,687,660             3,690,532
                                                                                                        ----------------
                                                                                                              14,416,521
------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.1%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                                                  9,352,543             9,469,449
------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates, Series
2002-AL1, Cl. B2, 3.45%, 2/25/32                                                         2,646,307             2,250,466
                                                                                                        ----------------
                                                                                                              11,719,915
                                                                                                        ----------------
Total Mortgage-Backed Obligations (Cost $770,592,911)                                                        761,232,744
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--8.4%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.58%, 1/31/07 8                                                 9,150,000             8,774,576
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                       565,000               551,332
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10 7                                                                        5,987,000             5,760,332
4.375%, 11/16/07                                                                           830,000               820,990
4.625%, 2/21/08 7                                                                        1,625,000             1,612,330
5.125%, 4/18/11                                                                          6,570,000             6,566,952
5.50%, 9/15/11 7                                                                         1,800,000             1,830,049
6.625%, 9/15/09                                                                          3,435,000             3,597,290
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                              1,275,000             1,262,490
4.25%, 7/15/07 9                                                                           165,000               163,273
4.75%, 12/15/10                                                                          2,745,000             2,701,020
6%, 5/15/11 7,9                                                                          7,570,000             7,856,577
6.625%, 9/15/09 7                                                                        2,870,000             3,004,675
7.25%, 5/15/30 7                                                                         2,320,000             2,922,349
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, Unsec. Reference Nts., 6%, 6/15/11                                          1,100,000             1,143,141
------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                                           3,803,000             3,418,376
5.375%, 11/13/08                                                                         2,000,000             2,015,524
Series A, 6.79%, 5/23/12                                                                21,024,000            22,768,908
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31 7                                                                          432,000               454,883
5.50%, 8/15/28 7                                                                         1,819,000             1,927,714
6.875%, 8/15/25                                                                            110,000               134,312
8.875%, 8/15/17 7                                                                        3,464,000             4,626,335
STRIPS, 3.86%, 2/15/13 7,8                                                               1,520,000             1,090,132
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.25%, 1/15/11 7                                                                         2,671,000             2,605,582
4.50%, 2/28/11 7                                                                         2,040,000             2,010,916
                                                                                                        ----------------
Total U.S. Government Obligations (Cost $92,235,115)                                                          89,620,058


8                        |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--29.4%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.0%
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.5%
DaimlerChrysler North America Holding Corp., 8% Nts., 6/15/10                       $    4,210,000      $      4,532,920
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                           3,045,000             2,782,588
6.625% Nts., 6/16/08                                                                     7,826,000             7,410,901
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                                                       8,570,000             8,419,117
8% Bonds, 11/1/31 7                                                                      3,565,000             3,378,108
                                                                                                        ----------------
                                                                                                              26,523,634
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
Harrah's Operating Co., Inc., 5.625% Sr. Unsec. Bonds, 6/1/15                            2,625,000             2,519,622
------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                      2,850,000             3,098,702
------------------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 2                                               1,995,000             2,023,199
------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                              4,190,000             4,148,100
------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 9.375% Sr. Unsec. Sub. Nts., 2/15/07                       428,000               442,445
------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                        4,434,000             4,437,951
                                                                                                        ----------------
                                                                                                              16,670,019
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15 7                                2,610,000             2,492,550
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12 7                                                        3,350,000             3,200,282
6.125% Nts., 1/15/14                                                                     1,790,000             1,759,108
------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                  2,795,000             2,634,841
------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14 7                                          3,155,000             2,900,051
                                                                                                        ----------------
                                                                                                              12,986,832
------------------------------------------------------------------------------------------------------------------------
MEDIA--3.6%
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                           3,680,000             3,852,327
------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                       4,853,000             5,220,775
------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                        2,520,000             2,646,869
------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                  2,585,000             2,567,476
------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                                    5,470,000             5,248,027
------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13 7                                    2,500,000             2,337,275
------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                        2,180,000             2,041,402
------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12 7                               4,950,000             5,839,807
------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                               4,260,000             4,917,620
------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07 7                        4,195,000             4,061,473
                                                                                                        ----------------
                                                                                                              38,733,051
------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                        3,165,000             3,253,398
------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., (Holding Co.), 7.40% Nts., 4/1/37                                 3,555,000             3,850,797
------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                  1,615,000             1,663,526
                                                                                                        ----------------
                                                                                                               8,767,721
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                      2,280,000             2,316,108


9                        |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
9.55% Unsub. Nts., 12/15/08 1                                                       $      530,000      $        578,813
                                                                                                        ----------------
                                                                                                               2,894,921
------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.2%
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.7%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31 7                                         4,260,000             3,975,688
------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                         3,095,000             3,595,415
------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The):
5.50% Unsec. Unsub. Nts., 2/1/13                                                         4,210,000             4,101,559
6.80% Sr. Unsec. Nts., 4/1/11                                                            1,110,000             1,157,724
------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 3,10                                           476,601                    --
------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                             4,830,000             4,980,005
                                                                                                        ----------------
                                                                                                              17,810,391
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                                         2,550,000             2,332,503
------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                               3,245,000             3,167,986
                                                                                                        ----------------
                                                                                                               5,500,489
------------------------------------------------------------------------------------------------------------------------
ENERGY--1.6%
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.6%
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                       2,785,000             2,884,984
------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
5.75% Nts., 12/15/15 2,7                                                                 4,105,000             3,935,669
5.75% Unsec. Unsub. Nts., Series 12, 12/15/15                                            3,605,000             3,456,294
------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 2                     5,848,000             5,743,572
------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 2                  1,474,481             1,377,969
                                                                                                        ----------------
                                                                                                              17,398,488
------------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.0%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Credit Suisse (USA), Inc., 5.25% Nts., 3/2/11 7                                          5,205,000             5,151,128
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                            3,865,000             3,845,203
                                                                                                        ----------------
                                                                                                               8,996,331
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
Barclays Bank plc, 6.278% Perpetual Bonds 11                                             3,930,000             3,771,896
------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 2,11                                     5,100,000             4,870,245
------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1,7                                 5,300,000             5,209,439
------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                              231,000               239,167
------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 5.20% Nts., 12/12/07                                        4,825,000             4,799,379
------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% Perpetual Bonds 2,11                                         195,000               200,621
------------------------------------------------------------------------------------------------------------------------
Wachovia Bank NA, 5.60% Sub. Nts., 3/15/16                                               2,670,000             2,648,864
                                                                                                        ----------------
                                                                                                              21,739,611
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                    4,495,000             4,960,565
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                        2,065,000             2,218,405
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15 7                                         5,155,000             4,942,062
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                          2,735,000             2,627,099
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                       4,760,000             5,000,309
                                                                                                        ----------------
                                                                                                              19,748,440



10                       |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.8%
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33 7                      $    3,442,000      $      3,129,676
------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                                            2,700,000             2,552,882
------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                       1,680,000             1,711,969
6.25% Sr. Unsec. Nts., 11/15/11                                                            710,000               731,211
------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 2                              4,675,000             5,703,336
------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                  4,740,000             5,850,625
                                                                                                        ----------------
                                                                                                              19,679,699
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.0%
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                              4,770,000             5,185,019
------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                     5,425,000             5,212,725
------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                          2,545,000             2,504,298
------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.375% Nts., 6/1/11 2                                           3,680,000             3,630,040
------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                4,410,000             4,416,650
                                                                                                        ----------------
                                                                                                              20,948,732
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                               5,360,000             5,139,318
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.2%
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.2%
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                2,225,000             2,241,563
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--0.7%
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                      2,020,000             2,131,100
------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.125% Sr. Unsec. Nts., 10/1/07                                      5,000                 5,120
                                                                                                        ----------------
                                                                                                               2,136,220
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.5%
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 1/15/09                                                         608,000               616,122
6.125% Unsec. Unsub. Nts., 11/1/08                                                       4,151,000             4,209,749
                                                                                                        ----------------
                                                                                                               4,825,871
------------------------------------------------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07 2,10                                                                                57,000                65,336
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.0%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 12                                          34,000                41,140
------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 10                      200,000                 3,000
                                                                                                        ----------------
                                                                                                                  44,140
------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.0%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.65% Credit Sensitive Nts., 6/1/20                             85,000               113,567
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
British Telecommunications plc, 8.875% Bonds, 12/15/30                                   2,285,000             2,931,568
------------------------------------------------------------------------------------------------------------------------
France Telecom SA, 8.315% Sr. Unsec. Nts., 3/1/31 1                                        720,000               901,994
------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.30% Nts., 11/15/10 7                                         4,025,000             3,976,104
------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                3,080,000             3,862,037


11                       |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Telus Corp., 8% Nts., 6/1/11                                                        $      620,000      $        684,574
------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:                                                            2,240,000             2,015,778
5.85% Nts., 9/15/35 7
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                    2,800,000             2,976,044
                                                                                                        ----------------
                                                                                                              17,348,099
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                             3,445,000             3,872,845
------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.7%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.5%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10 7                             4,592,000             4,848,899
------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                4,345,000             4,722,346
------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                            1,135,000             1,136,949
------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                1,885,000             1,885,763
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                               2,562,000             2,854,445
------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1                               1,535,000             1,611,750
------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                         3,710,000             3,749,378
------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 2                      1,625,000             1,758,484
------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                           750,000               750,266
------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                     3,015,000             3,040,845
                                                                                                        ----------------
                                                                                                              26,359,125
------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.4%
Constellation Energy Group, Inc., 7.60% Unsec. Nts., 4/1/32 7                            4,205,000             4,824,132
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.4%
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                         30,000                29,639
7.875% Sr. Unsec. Nts., 11/15/10                                                         3,620,000             3,930,444
                                                                                                        ----------------
                                                                                                               3,960,083
------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                              4,120,000             4,107,809
                                                                                                        ----------------
Total Corporate Bonds and Notes (Cost $318,874,163)                                                          313,436,467

                                                                                            Shares
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 2,13 (Cost $53,392)                           284                56,942
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                        181                 5,685
------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 13                                                         2,154                61,712
                                                                                                        ----------------
Total Common Stocks (Cost $62,690)                                                                                67,397

                                                                                             Units
------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 3,13                                               50                    --
------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 3,13                                                    1,063                    --
------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,13                                      150                    --


12                       |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Units                 Value
------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 13                                                  2,028      $            629
                                                                                                        ----------------
Total Rights, Warrants and Certificates (Cost $21,515)                                                               629

                                                                                         Principal
                                                                                            Amount
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.9%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.98% in joint repurchase agreement (Principal
Amount/Value $2,051,676,000, with a maturity value of $2,052,457,347) with UBS
Warburg LLC, 4.57%, dated 3/31/06, to be repurchased at $20,191,687 on 4/3/06, collateralized by Federal National Mortgage Assn., 5%--6%, 3/1/34--3/1/36,
with a value of $2,098,378,320  (Cost $20,184,000)                                  $   20,184,000            20,184,000
-------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $1,306,274,508)                                                   1,287,270,452
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--4.1%
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.5%
Trust Money Market Securities, Series A-2, 4.82%, 4/17/06  14                            2,000,000             2,000,000
-------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 4.98%, 6/15/06  14                                          3,000,000             3,000,000
                                                                                                        -----------------
                                                                                                               5,000,000
-------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.2%
Protective Life Insurance Co., 4.78%, 4/28/06  14                                        2,000,000             2,000,000
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.4%
Undivided interest of 2.59% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,407,917) with
Bank of America NA, 4.895%, dated 3/31/06, to be repurchased at $25,948,699 on
4/3/06, collateralized by U.S. Agency Mortgages, 5.50%, 12/1/34, with a value
of $1,020,000,001  14                                                                   25,938,118            25,938,118
-------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.4%
Bear Stearns, 4.995%, 4/3/06  14                                                         4,000,000             4,000,000
-------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.6%
American Express Credit Corp., 4.78%, 4/17/06  14                                        1,899,311             1,899,311
-------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 4.60%, 4/18/06  14                                         2,000,000             2,000,000
-------------------------------------------------------------------------------------------------------------------------
Five Finance, Inc., 4.88%, 4/3/06  14                                                    2,999,425             2,999,425
                                                                                                        -----------------
                                                                                                               6,898,736
                                                                                                        -----------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $43,836,854)                     43,836,854
-------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,350,111,362)                                            125.0%        1,331,107,306
-------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                        (25.0)         (266,566,652)
                                                                                    -------------------------------------
Net Assets                                                                                   100.0%     $  1,064,540,654
                                                                                    =====================================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $35,569,582 or 3.34% of the Fund's net assets as of March 31, 2006.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $4,725,892, which represents 0.44% of the Fund's net assets. See accompanying Notes.


13                       |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

4. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $36,945,917 or 3.47% of the Fund's net assets as of March 31, 2006.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $27,339,673 or 2.57% of the Fund's net assets as of March 31, 2006.

7. Partial or fully-loaned security. See accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $4,351,026. See accompanying Notes.

10. Issue is in default. Non-income producing. See accompanying Notes.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. Interest or dividend is paid-in-kind.

13. Non-income producing security.

14. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $1,350,273,600
Federal tax cost of other investments                   (155,353,978)
                                                      ---------------
Total federal tax cost                                $1,194,919,622
                                                      ===============

Gross unrealized appreciation                         $    5,710,366
Gross unrealized depreciation                            (26,068,426)
                                                      ---------------
Net unrealized depreciation                           $  (20,358,060)
                                                      ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


14                       |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $383,570,049 of securities issued on a when-issued basis or forward commitment and sold $153,074,724 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2006, securities with an aggregate market value of $68,336, representing 0.01% of the Fund's net assets, were in default.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.


15                       |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                                            UNREALIZED
                                  EXPIRATION      NUMBER OF      VALUATION AS OF          APPRECIATION
CONTRACT DESCRIPTION                   DATES      CONTRACTS       MARCH 31, 2006        (DEPRECIATION)
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                      6/21/06            688      $    75,099,500       $   (2,239,230)
                                                                                       ---------------

CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.         6/8/06            173           24,564,834              276,568
U.S. Treasury Nts., 2 yr.            6/30/06            556          113,345,813              187,285
U.S. Treasury Nts., 5 yr.            6/30/06            414           43,237,125              287,112
U.S. Treasury Nts., 10 yr.           6/21/06            475           50,535,547              258,425
                                                                                       ---------------
                                                                                            1,009,390
                                                                                       ---------------
                                                                                       $   (1,229,840)
                                                                                       ===============

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                               NOTIONAL    TERMINATION        UNREALIZED
COUNTERPARTY             SWAP DESCRIPTION                                            AMOUNT           DATE      APPRECIATION
----------------------------------------------------------------------------------------------------------------------------
                         Received or paid monthly. If the sum of the
                         Lehman Brothers CMBS Index Payer Payment Amount
                         and the Floating Rate Payer Payment Amount is
                         positive, the Counterparty will pay such amount
Goldman Sachs            to the Fund. If the sums are negative, then the
Group, Inc.              Fund shall pay the absolute value of such amount
(The)                    to the Counterparty.                                    16,410,000         6/1/06      $     38,075
Abbreviations are as follows:
CMBS                     Commercial Mortgage Backed Securities


16                       |                            Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Fund had on loan securities valued at $57,183,292. Collateral of $58,502,973 was received for the loans, of which $43,836,854 was received in cash and subsequently invested in approved instruments.


17                       |                            Oppenheimer Core Bond Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds, consisting of Oppenheimer Core Bond Fund


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      PrincipaL ExecutivE Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:
        /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006